2625 Butterfield Rd. Ste. 138S

Oak Brook, IL 60523

Phone: (630) 574-0226

Fax:   (630)574-0271

February 18, 2010

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attention:   Mrs. Catherine T. Brown

Dear Sirs/Mesdames:

Re:      Nature’s Call Brands Inc.  - Registration Statement on Form S-1

            Amendment No. 3 - File No. 333-163077

Further to your letter dated February 12, 2010, concerning the deficiencies in our registration statement on Form S-1/A filed on January 29, 2010, we provide the following responses:

Use of Proceeds, page 13

1. The amount disclosed in the use of net proceeds table that will be used to satisfy outstanding liabilities if the maximum number of shares is sold does not agree with the amount disclosed in the note to the table or the balance sheet as of November 30, 2009. Please revise or advise.

            We have revised the amount in the use of net proceeds table as required.

Dilution of the Price per Share, page 14

            2. It appears that you have not accounted for the $9,917 of offering expenses in calculating the net tangible book value if the minimum and maximum number of shares is sold. Please revise the pro forma net tangible book values as well as all dilution amounts accordingly.

                We have revised all calculations as required.

Notes to Financial Statements, page F-7

Note 1. Summary of Significant Accounting Policies, page F-7 Subsequent Events, page F-9

             3. Please correct the typographical error with respect to the year of completion of your subsequent events review and evaluation.

                     The notes to our financial statements have been corrected accordingly.

Note 6. Recent Accounting Pronouncements, page F-l 1

          4. It appears that you adopted SFAS 165 (FASB ASC 855) and SFAS 168 (FASB ASC 105). Please revise your disclosures to state that the adoption of the standards did not have a material impact on your financial statements.

                We have revised our disclosure as required.

Yours truly,

           /s/ Andrian Burenta

Andrian Burenta, President